Document and Entity Information	Oct. 13, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 13, 2026
Entity File Number	001-31590
Entity Registrant Name	ProText Mobility, Inc.
Entity Central Index Key	0001163573
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	11-3621755
Entity Address, Address Line One	One West Las Olas Blvd.
Entity Address, Address Line Two	Ste 500
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33301
City Area Code	27
Local Phone Number	72 889 2581
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false